SHAREHOLDERS' (DEFICIT) EQUITY - Stock Options Outstanding and Exercisable (Details) - Stock options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	1,170	2,024	2,724	3,345
Weighted Average Remaining Contractual Life (in years)	2 years	3 years 6 months	2 years 9 months 18 days	3 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 2,189.70	$ 1,683.90	$ 2,332.80	$ 2,001.60
Number Exercisable (in shares)	1,126	1,498
Weighted average exercise price of options exercisable (in dollars per share)	$ 2,192.58	$ 2,041.20
Exercise price range one
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	138	298
Weighted Average Remaining Contractual Life (in years)	6 months	1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 2,304.00	$ 2,808.00
Number Exercisable (in shares)	138	298
Weighted average exercise price of options exercisable (in dollars per share)	$ 2,304.00	$ 2,808.00
Exercise price range two
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	546	138
Weighted Average Remaining Contractual Life (in years)	1 year 9 months 18 days	9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 1,908.00	$ 2,304.00
Number Exercisable (in shares)	546	138
Weighted average exercise price of options exercisable (in dollars per share)	$ 1,908.00	$ 2,304.00
Exercise price range three
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	83	546
Weighted Average Remaining Contractual Life (in years)	2 years	2 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 2,016.00	$ 1,908.00
Number Exercisable (in shares)	72	493
Weighted average exercise price of options exercisable (in dollars per share)	$ 2,016.00	$ 1,908.00
Exercise price range four
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	319	83
Weighted Average Remaining Contractual Life (in years)	2 years 6 months	2 years 3 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 2,754.00	$ 2,016.00
Number Exercisable (in shares)	309	72
Weighted average exercise price of options exercisable (in dollars per share)	$ 2,754.00	$ 2,016.00
Exercise price range five
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	83	319
Weighted Average Remaining Contractual Life (in years)	2 years 10 months 24 days	2 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 1,857.60	$ 2,754.00
Number Exercisable (in shares)	61	262
Weighted average exercise price of options exercisable (in dollars per share)	$ 1,857.60	$ 2,754.00
Exercise price range six
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	1,170	83
Weighted Average Remaining Contractual Life (in years)	2 years	3 years 2 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 2,189.70	$ 1,857.60
Number Exercisable (in shares)	1,126	50
Weighted average exercise price of options exercisable (in dollars per share)	$ 2,192.58	$ 1,857.60
Exercise price range seven
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)		556
Weighted Average Remaining Contractual Life (in years)		4 years 6 months
Weighted average exercise price of options outstanding (in dollars per share)		$ 15.48
Number Exercisable (in shares)		185
Weighted average exercise price of options exercisable (in dollars per share)		$ 15.48
Exercise price range eight
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)		2,024
Weighted Average Remaining Contractual Life (in years)		2 years 6 months
Weighted average exercise price of options outstanding (in dollars per share)		$ 1,683.90
Number Exercisable (in shares)		1,498
Weighted average exercise price of options exercisable (in dollars per share)		$ 2,041.20